Financial Instruments Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments Fair Value Measurements
Schedule of fair value of warrants estimated using Black-Scholes pricing model, assumptions

The fair value of the 2022 Warrant was estimated using a Black-Scholes pricing model based on the following assumptions:

At March 31, 2023
Stock price	$1.69
Expiration term (in years)	4.49
Volatility	130.0%
Risk-free rate	3.7%
Dividend yield	0.0%